Due to Affiliates (Detail) (USD $)	Sep. 30, 2013	Dec. 31, 2012		Dec. 31, 2011
Related Party Transaction [Line Items]
Due to Affiliate	$ 310,000	$ 1,326,255		$ 28,960,573
Advisor Fees And Expense Reimbursements | Wells TIMO
Related Party Transaction [Line Items]
Due to Affiliate		1,326,255	[1]	25,504,045	[1]
Other Offering Costs | Wells TIMO
Related Party Transaction [Line Items]
Due to Affiliate		0	[2]	2,258,696	[2]
Operating expense reimbursements due to Wells TIMO | Wells TIMO
Related Party Transaction [Line Items]
Due to Affiliate		0	[1]	1,067,691	[1]
Commissions on stock sales and related dealer-manager fees due to WIS | Wells TIMO
Related Party Transaction [Line Items]
Due to Affiliate		$ 0		$ 130,141

[1]	On January 20, 2012, we entered into an agreement with Wells TIMO whereby Wells TIMO forgave approximately $25.1 million of accrued but unpaid asset management fees and reimbursements that were previously deferred due to restrictions under our loan agreements. Due to the related-party nature of this transaction, this amount was recorded as additional paid-in capital during 2012.
[2]	On January 27, 2012, approximately $2.2 million of other offering cost due to Wells TIMO was forgiven. Due to the related-party nature of this transaction, this amount was recorded as additional paid-in capital during 2012.